U.S. SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C. 20549

                           FORM 24F-2
                Annual Notice of Securities Sold
                     Pursuant to Rule 24f-2


     1.   Name and address of issuer:
          Goldman Sachs Trust
          4900 Sears Tower
          Chicago, Illinois 60606


     2. Name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

                                                  [ X ]

     3.   Investment Company Act File Number: 811-5349

          Securities Act File Number:   33-17619

     4(a).Last day of fiscal year for which this notice is filed:
          December 31, 1997

     4(b).[   ]  Check box if this Form is being filed late (i.e.,
          more than 90 calendar days after the end of the issuer s fiscal year).  (See Instruction A.2.)

     Note: If the Form is being filed late, interest must be paid on the registration fee due.

     4(c).[   ]  Check box if this is the last time the issuer will
          be filing this Form.

     5.   Calculation of registration fee:

          (i)  Aggregate sale price of securities
               sold during the fiscal year pursuant
               to section 24(f):                       $249,567,503,257


          (ii) Aggregate price of securities
               redeemed or repurchased during the
               fiscal year:                            $246,672,258,167

          (iii)Aggregate price of securities
               redeemed or repurchased during
               any prior fiscal year ending no
               earlier than October 11, 1995 that
               were not previously used to reduce
               registration fees payable to the

               Commission:                             $0

          (iv) Total available redemption credits
               [add Items 5(ii) and 5(iii)]:                $246,672,258,167

          (v)  Net sales - if Item 5(i) is
               greater than Item 5(iv) [subtract
               Item 5(iv) from Item 5(i)]:                  $2,895,245,090

          (vi) Redemption credits available
               for use in future years - if
               Item 5(i) is less than Item 5(iv)
               [subtract Item 5(iv) from Item
               5(i)]:                                       $0

          (vii)Multiplier for determining
               registration fee (See
               Instruction C.9):                            X 0.000295

          (viii)Registration fee due [multiply
               Item 5(v) by Item 5(vii)]
               (Enter  0" if no fee is due):                =$854,097



     6.   Prepaid Shares

          If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities
          Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of securities
          (number of shares or other units) deducted here: 2,705,931,201.
          If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: _________.

     7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer s fiscal year (see Instruction D) :

                                                            +$_____________


     8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]

                                                            =$_____________

     9. Date the registration fee and any interest payment was sent to the Commission s lockbox depository:

          Method of Delivery:

          [ X ] Wire Transfer
          [   ] Mail or other means


     SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


     By (Signature and Title) * John Perlowski

                                John Perlowski, Assistant Treasurer


     Date:  March 31, 1998

     *Please print the name and title of the signing officer below the signature